Statement of Income (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Revenues
Sales Revenue, Services, Net	$ 891	$ 1,200	$ 2,640	$ 2,217
Revenues	891	1,200	2,640	2,217
Operating Expenses
Selling Expense	3,809	414	9,537	1,058
Compensation	1,170	16,170	21,739	41,659
Professional	4,375	13,240	12,595	14,390
Rents and overhead	300	300	600	600
General and Administrative Expense	2,775	12,857	6,226	14,534
Stock-based compensation	2,968,000		3,091,500	298,250
Amortization of intangible assets	1,543	250	2,293	500
Operating Expenses	2,981,972	43,231	3,144,490	370,991
Operating Income (Loss)	(2,981,081)	(42,031)	(3,141,850)	(368,774)
Investment Income, Nonoperating
Financing Costs	(136,027)		(219,081)
Change in Derivatives	(209,123)		(238,072)
Nonoperating Income (Expense)	(345,150)		(457,153)
Interest and Debt Expense
Interest Income (Expense)	(2,748)	(2,048)	(2,942)	(3,070)
Gains (Losses) on Extinguishment of Debt	(37,500)	(495,250)	(116,147)	(606,250)
Interest and Debt Expense	(40,248)	(497,298)	(119,089)	(609,320)
Income (Loss) from Continuing Operations before Income Taxes	(3,366,479)	(539,329)	(3,718,092)	(978,094)
Net Income (Loss)	$ (3,366,479)	$ (539,329)	$ (3,718,092)	$ (978,094)
Earnings Per Share
Loss Per Share, Basic and Dilutive	$ (0.01)	$ 0.00	$ (0.01)	$ (0.02)
Weighted Average Number of Share Outstanding, Basic and Dilutive	406,534,578	185,567,087	307,992,711	54,368,219